Schedule of Investments
November 30, 2025 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.88%

Aerospace/Aircrafts/Defense - 3.46%
RTX Corp.	18,472	3,230,938

Auto Parts-Retail/Wholesale - 1.78%
Genuine Parts Co.	12,732	1,660,253

Banks - 5.54%
Bank of America Corp.	39,751	2,132,641
Truist Financial Corp.	18,220	847,230
The PNC Financial Services Group, Inc.	3,632	692,695
US Bancorp	30,768	1,509,170

		5,181,737
Beverages - 2.08%
The Coca-Cola Co.	15,139	1,106,964
PepsiCo, Inc.	5,627	836,960

		1,943,924

Cable & Other Pay Television Services - 0.97%
Comcast Corp., Class A	33,967	906,579

Chemicals-Diversified - 2.05%
RPM International, Inc.	17,850	1,914,413

Commercial Services - 1.88%
Ecolab, Inc.	6,398	1,760,474

Communications Equipment - 2.69%
Qualcomm, Inc.	14,981	2,518,156

Consumer Electronics - 0.86%
Apple, Inc.	2,893	806,713

Containers-Paper/Plastic - 0.76%
Amcor PLC (Jersey)	83,610	712,357

Cosmetics & Personal Care - 1.16%
Colgate-Palmolive Co.	13,529	1,087,596

Credit Services - 0.58%
Capital One Financial Corp.	2,480	543,294

Discount Stores - 0.20%
Wal-Mart Stores, Inc.	1,712	189,193

Diversified Operations - 3.44%
Corning, Inc.	38,206	3,216,945

Electronic Equipment - 2.90%
Carrier Global Corp.	9,382	514,884
Emerson Electric Co.	16,466	2,196,235

		2,711,119

Financial Services - 3.21%
American Express Co.	3,948	1,442,086
Paychex, Inc.	13,938	1,556,735

		2,998,821

Food-Misc Preparation - 1.16%
General Mills, Inc.	7,494	354,841
Hormel Foods Corp.	31,505	731,231

		1,086,072
Guided Missiles & Space Vehicles & Parts - 0.26%
Lockheed Martin Corp.	538	246,329

Healthcare - 2.06%
AbbVie, Inc.	8,457	1,925,659

Insurance-Life/Property/Casual - 4.99%
AFLAC, Inc.	16,108	1,776,873
The Travelers Cos., Inc.	9,849	2,884,378

		4,661,252

Leisure Services - 0.13%
The Walt Disney Co. (2)	1,200	125,364

Machinery-Const./Mining/Farming - 4.67%
Caterpillar, Inc.	5,098	2,935,224
Deere & Co.	3,076	1,428,771

		4,363,996
Machinery-Electrical Equipment - 3.16%
Dover Corp.	9,527	1,765,163
Tennant Co.	16,224	1,186,461

		2,951,624
Manufacturing - 1.93%
Illinois Tool Works, Inc.	7,250	1,807,280

Materials - 1.09%
Nucor Corp.	6,362	1,014,675

Medical Instruments/Products - 1.47%
Medtronic PLC (Ireland)	13,087	1,378,454

Medical/Dental-Supplies - 1.78%
Becton Dickinson & Co.	8,554	1,659,647

Medical Drugs - 4.21%
Abbott Laboratories	13,381	1,724,811
Johnson & Johnson	4,851	1,003,769
Merck & Co., Inc.	11,538	1,209,529

		3,938,108
National Commercial Banks - 1.57%
JPMorgan Chase & Co.	4,699	1,471,163

Paper & Paper Products - 0.84%
Kimberly Clark Corp.	7,177	783,154

Petroleum Refining - 3.39%
Enterprise Products Partners LP (2)	36,366	1,190,623
Exxon Mobil Corp.	17,054	1,976,900

		3,167,523

Refuse Systems - 2.38%
Waste Management, Inc.	10,213	2,225,106

Retail-Catalog & Mail Order Houses - 2.02%
Amazon.com, Inc. (2)	8,077	1,883,718

Retail-Food & Restaurant - 1.89%
Yum! Brands, Inc.	11,508	1,763,141

Retail-Variety Stores - 1.20%
Costco Wholesale Corp.	1,229	1,122,802

Retail/Wholesale-Building Products - 1.48%
The Home Depot, Inc.	3,877	1,383,779

Semiconductors - 2.33%
NVIDIA Corp.	3,780	669,060
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	2,322	676,886
Texas Instruments, Inc.	4,946	832,263

		2,178,210

Services-Computer Programming, Data Processing, Etc. - 4.38%
Alphabet, Inc Class A	12,796	4,097,023

Services-Prepackaged Software - 2.54%
Microsoft Corp.	4,831	2,376,900

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.27%
The Procter & Gamble Co.	8,040	1,191,206

Telecommunications Services - 1.14%
Cisco Systems, Inc.	13,849	1,065,542

Telephone Communications (No Radiotelephone) - 0.32%
Verizon Communications, Inc.	7,325	301,131

Transportation-Railroads - 2.28%
Union Pacific Corp.	9,192	2,130,981

Utility-Electric - 4.69%
Duke Energy Corp.	15,087	1,869,883
NextEra Energy, Inc.	29,181	2,518,028

		4,387,911
Utility-Gas Distribution - 1.87%
National Fuel Gas Co.	21,175	1,745,879

Utility-Water - 1.79%
Essential Utilities, Inc.	42,145	1,668,521

Total Common Stock	(Cost $ 32,662,929)	91,484,660

Real Estate Investment Trust - 0.97%

Simon Property Group, Inc.	4,857	904,956

Total Real Estate Investment Trust	(Cost $ 564,844)	904,956

Money Market Registered Investment Companies - 1.06%

Fidelity Investments Treasury Portfolio - 3.57% (3)	989,803	989,803

Total Money Market Registered Investment Companies	(Cost $ 989,803)	989,803

Total Investments - 99.91%	(Cost $ 34,222,749)	93,379,420

Other Assets Less Liabilities - 0.09%		87,072

Total Net Assets - 100.00%		93,466,491

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$93,379,420	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$93,379,420	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 30, 2025.